SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Narrative) (Details) $ in Millions	1 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($) shares	Feb. 28, 2023 shares	Dec. 31, 2024 USD ($) Share shares	Dec. 31, 2023 USD ($) Share shares
Supplemental Disclosure Of Cash Flow [Line Items]
Reallocation from reserves for RSU settled			$ 1.8	$ 2.2
RSUs settled | Share			305,690	270,704
Reallocation from reserves for stock options exercised			$ 0.8	$ 0.9
Number of stock options exercised | Share			820,781	779,527
A&R Loan Facility [Member]
Supplemental Disclosure Of Cash Flow [Line Items]
Conversion on loan payable (shares) | shares			429,800
Conversion on loan payable			$ 1.1
Third Drawdown [Member] | Amended Loan Facility [Member]
Supplemental Disclosure Of Cash Flow [Line Items]
Conversion on loan payable (shares) | shares				545,702
Conversion on loan payable				$ 3.3
Nova portfolio acquisition [Member]
Supplemental Disclosure Of Cash Flow [Line Items]
Number of common shares issued for acquisitions of royalty interests | shares				34,943,542
Common shares issued for acquisitions of royalty interests				$ 112.1
Lama Royalties Acquisition [Member]
Supplemental Disclosure Of Cash Flow [Line Items]
Number of common shares issued for acquisitions of royalty interests | shares	466,827			466,827
Common shares issued for acquisitions of royalty interests	$ 2.5			$ 2.1
Alamos Royalty Portfolio Acquisition [Member]
Supplemental Disclosure Of Cash Flow [Line Items]
Number of common shares issued for acquisitions of royalty interests | shares		939,355		939,355
Common shares issued for acquisitions of royalty interests				$ 4.2